Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 After Amendment Year beginning January 1, 2013 to December 31, 2015	Nov. 30, 2011 After Amendment Year beginning January 1, 2016 thereafter	Dec. 31, 2011 Reduction in Taxes
Income Taxes [Line Items]
Japanese statutory income tax rate	40.00%	40.00%	40.00%	38.00%	35.00%
Adjustments of deferred tax assets and liabilities for tax rate						¥ 6,599
Net increase (decrease) in the total valuation allowance	(1,519)	13,119	11,371
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	116,581
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	18,112
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	869,064
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 2,809	¥ 6,035